Fair Values - Qualitative Information About Level 3 Fair Value Measurements for Financial Instruments Measured at Fair Value on a Non-recurring Basis (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	16,963	33,819
Other real estate owned	4,757,461	4,531,680
Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	16,963	33,819
Other real estate owned	10,312	18,526
Commercial real estate | Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	8,481	21,100
Other real estate owned	1,470	4,119
Commercial real estate | Nonrecurring basis | Loans receivable
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	8,481	21,100
Construction real estate | Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	6,473	11,041
SEPH commercial land and development | Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	2,078
SEPH commercial land and development | Nonrecurring basis | Loans receivable
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	2,078	4,777
Remaining commercial | Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	3,483	3,788
Remaining commercial | Nonrecurring basis | Loans receivable
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	3,483	3,788
Residential real estate | Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	2,921	4,154
Other real estate owned	2,369	3,366
Residential real estate | Nonrecurring basis | Loans receivable
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	2,921	4,154
Commercial real estate | Nonrecurring basis | Other real estate owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	1,470	4,119
Construction real estate | Nonrecurring basis | Other real estate owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	6,473	11,041
Residential Real Estate | Nonrecurring basis | Other real estate owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	2,369	3,366
Sales comparison approach | Commercial real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Commercial real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	84.00%	109.00%
Sales comparison approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	38.80%	22.80%
Sales comparison approach | SEPH commercial land and development | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | SEPH commercial land and development | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	35.00%	96.00%
Sales comparison approach | SEPH commercial land and development | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	17.50%	13.90%
Sales comparison approach | Remaining commercial | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Remaining commercial | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	76.00%	40.00%
Sales comparison approach | Remaining commercial | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	45.40%	22.40%
Sales comparison approach | Residential real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Residential real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	120.60%	121.80%
Sales comparison approach | Residential real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	11.10%	14.90%
Sales comparison approach | Commercial real estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Commercial real estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	87.00%	140.00%
Sales comparison approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	30.50%	17.70%
Sales comparison approach | Construction real estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Construction real estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	82.90%	484.00%
Sales comparison approach | Construction real estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	27.10%	36.20%
Sales comparison approach | Residential Real Estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Residential Real Estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	38.30%	273.00%
Sales comparison approach | Residential Real Estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	10.10%	19.20%
Income approach | Commercial real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	8.00%	8.00%
Income approach | Commercial real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	9.50%	12.50%
Income approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	9.40%	9.10%
Income approach | Residential real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	7.90%	7.80%
Income approach | Residential real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	10.00%	10.00%
Income approach | Residential real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	8.00%	8.40%
Income approach | Commercial real estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Capitalization rate	8.40%	8.00%
Income approach | Commercial real estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Capitalization rate	10.00%	11.50%
Income approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Capitalization rate	9.40%	9.60%
Income approach | Residential Real Estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Capitalization rate	6.80%	5.40%
Income approach | Residential Real Estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Capitalization rate	7.80%	7.80%
Income approach | Residential Real Estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Capitalization rate	7.60%	7.40%
Cost approach | Commercial real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation	23.00%	11.70%
Cost approach | Commercial real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation	23.00%	65.00%
Cost approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation	23.00%	37.10%
Cost approach | Commercial real estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation	60.00%	60.00%
Cost approach | Commercial real estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation	95.00%	95.00%
Cost approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation	77.50%	80.00%
Bulk sale approach | SEPH commercial land and development | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate	10.80%	11.00%
Bulk sale approach | SEPH commercial land and development | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate	10.80%	20.00%
Bulk sale approach | SEPH commercial land and development | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate	10.80%	14.90%
Bulk sale approach | Remaining commercial | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate	10.00%	11.00%
Bulk sale approach | Remaining commercial | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate	22.00%	20.00%
Bulk sale approach | Remaining commercial | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate	16.50%	18.00%
Bulk sale approach | Construction real estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Discount rate	15.00%	13.00%
Bulk sale approach | Construction real estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Discount rate	15.00%	14.00%
Bulk sale approach | Construction real estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Discount rate	15.00%	13.60%